UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [   ]; Amendment Number:  ___
  This Amendment (Check only one.):[  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AXA Equitable Life Insurance Company (formerly known as
                The Equitable Life Assurance Society of the United States)
Address:   1290 Avenue of the Americas
           New York, NY  10104

13F File Number:  28-42

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alvin H. Fenichel
Title:  Senior Vice President and Controller
Phone:  (212) 314-4094

Signature, Place, and Date of Signing:


 /s/ Alvin H. Fenichel        New York, NY                  August 15, 2006
--------------------------    --------------------         --------------------
 [Signature]                   [City, State]                [Date]

(Please direct all questions to Dean Dubovy,     (212) 314-5528  )

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number   Name
28-3570       AXA

In addition, please see Forms 13F filed by the following institutional investment managers for their holdings as advisers of series of EQ Advisors Trust, AXA Premier VIP Trust, AXA Enterprise Multimanager Funds Trust (formerly known as AXA Premier Funds Trust)and/or AXA Enterprise Funds Trust. AXA Equitable Life Insurance Company, the manager of EQ Advisors Trust, AXA Premier VIP Trust, AXA Enterprise Multimanager Funds Trust and AXA Enterprise Funds Trust, has shared investment discretion and no voting authority with respect to the holdings of each of the series of EQ Advisors Trust, AXA Premier VIP Trust, AXA Enterprise Multimanager Funds Trust and AXA Enterprise Funds Trust.

Form 13F
File Number   Name
28-1983       A I M Capital Management, Inc., as included in the consolidated report filed by A I M Management Group, Inc.
28-04003      Ariel Capital Management LLC
28-03675      Ark Asset Management Co., Inc.
28-1006       Barrow, Hanley, Mewhinney & Strauss, Inc.
28-4205       Bear Stearns Asset Management Inc.
28-4295       BlackRock, Inc. (28-5706), as included in the consolidated report filed by BlackRock Advisors, Inc.
28-7196       Boston Advisors, Inc.
28-05563      Bridgeway Capital Management, Inc.
28-5129       Calvert Asset Management Company, Inc.
28-96         Capital Guardian Trust Company
28-05759      Caywood-Scholl Capital Management
28-00127      Dreyfus Corporation
28-01666      Eagle Asset Management
28-581        Evergreen Asset Management Corporation, as included in the consolidated report filed by First Union Corp.
28-451        Fidelity Management Research Company
28-04505      Firsthand Capital Management, Inc.
28-3578       Franklin Advisers, Inc.
28-1887       Gabelli Asset Management Company
28-16         Institutional Capital Corporation
28-1343       Janus Capital Management LLC
28-694        J.P. Morgan Investment Management, Inc., as included in the consolidated report filed by J.P. Morgan Chase & Co.
28-61         Lazard Asset Management, a division of Lazard Freres & Co. LLC
28-170        Legg Mason Capital Management, Inc.
28-413        Lord Abbett and Co., LLC
              MBIA Capital Management, LLC
28-158        Marsico Capital Management LLC, as included in the
                consolidated report filed by Bank Of America Corporation
28-790        Mercury Advisor - Fund Asset Management, L.P.
28-03554      Merrill Lynch Investment Managers International Limited
28-4968       MFS Investment Management, as included in the consolidated report filed by Massachusetts Financial Services Company
28-3432       Morgan Stanley Asset Management Inc., as included in the
                consolidated report filed by Morgan Stanley Dean Witter & Co.
28-00288      Montag & Caldwell, Inc
28-2701       Pacific Investment Management LLC (28-4976), as included in the consolidated report filed by Allianz Dresdner Asset Management of America L.P.
              Post Advisory Group, LLC
28-0969       Provident Investment Counsel
28-04357      RCM Capital Management, LLC
28-2494       TCW Investment Management Company as included in the consolidated report filed by TCW Group, Inc.
28-6605       Thornburg Investment Management, Inc.
28-02682      UBS Global Asset Management, Inc.
28-517        Wellington Management Company, LLC
28-4413       Wells Capital Management, Inc.
28-01204      Wentworth Hauser & Violich

Please see Forms 13F filed by the following institutional investment managers for their holdings as advisers of The Enterprise Group of Funds, Inc. Enterprise Capital Management, Inc., the manager of The Enterprise Group of Funds, Inc., has shared investment discretion and no voting authority with respect to the holdings of The Enterprise Group of Funds, Inc.

File Number   Name
28-1887       Gabelli Asset Management Company
28-00288      Montag & Caldwell, Inc


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 None

Form 13F Information Table Entry Total:            None

Form 13F Information Table Value Total:            None

For information relating to holdings of 13F securities for periods ending prior to September 30, 2003 by AXA Equitable Life Insurance Company, please refer to Forms 13F-HR filed byAXA Financial, Inc. for those periods.